Financial and Capital Risk Management and Fair Value Measurement - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Fair value of the contingent consideration liability	£ 0.0		£ 0.0
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%	10.00%
Milestone payment for regulatory and commercial achievements | $		$ 302
Global Licensing Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Milestone payment for regulatory and commercial achievements	£ 0.4